Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ (0)	$ (0)
Effective tax rate	0.00%	0.00%
Reconcilation effective tax rate			21.00%
Increase in Valuation allowance of asset			$ 4,226,000	1,885,000
Federal net operating losses			$ 12,662,000
Effective income tax rate percentage amount			80.00%
Uncertain tax provision amount			$ 0	0
Income tax penalties accrued			0	0
Income tax interest accrued			$ 0	$ 0